Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Principal Payments [Abstract]
2016	$ 26,398
2017	92,295
2018	193,344
2019	73,845
2020	41,062
Thereafter	54,200
Total principal payments	481,144
Less: Unamortized portion of notes' discount	(13,981)
Total long-term debt	$ 467,163	$ 421,902